Income Taxes - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income before income taxes	$ 87,769	$ 44,853
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense based on the above rates	$ 23,698	$ 12,110
Non-deductible expenses and permanent differences	2,102	1,627
Non-taxable portion of capital gain or loss	(3,776)	348
Withholding taxes	2,975	2,178
Recognition of unrecognized losses on Horizon transaction	(11,977)	0
Change in unrecognized temporary differences and other	(3,703)	968
Income tax expense	$ 9,319	$ 17,231